Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($) RelatedParty	Dec. 31, 2021 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 5,505,721	$ 8,589,049
Number of Addressees (quantities) | RelatedParty	279	280
Average Amount of Credit Assistance | $	$ 19,734	$ 30,676
Maximum Assistance | $	$ 843,892	$ 3,238,904
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	219	221
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	60	59